CASH AT BANK	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
CASH AT BANK
CASH AT BANK

NOTE 5 - CASH AT BANK

As of March 31, 2022, the Company held cash in bank in the amount of $7,568,537, which consist of the following:

	March 31, 2022	December 31, 2021
Bank Deposits-China	$7,535,349	303,065
Bank Deposits-Singapore	33,188	313,528
	7,568,537	616,593

NOTE 5 - CASH

As of December 31, 2021, the Company held cash in bank in the amount of $616,593 which consists of the following:

	December 31, 2021	December 31, 2020
Bank Deposits-China	$303,065	4,593,943
Bank Deposits-Singapore	313,528	46,660
	616,593	4,640,603